Value Line Capital Appreciation Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2022

Shares		Value
COMMON STOCKS 78.8%
COMMUNICATION SERVICES 10.1%
	INTERNET 8.7%
104,000	Alphabet, Inc. Class A(1)	$ 9,947,600
85,000	Match Group, Inc.(1)	4,058,750
80,000	Meta Platforms, Inc. Class A(1)	10,854,400
22,000	Netflix, Inc.(1)	5,179,680
48,000	Roku, Inc.(1)(2)	2,707,200
210,000	Snap, Inc. Class A(1)	2,062,200
		34,809,830
	MEDIA 1.4%
59,000	Walt Disney Co.(1)	5,565,470
		40,375,300
CONSUMER DISCRETIONARY 13.7%
	APPAREL 0.8%
40,000	NIKE, Inc. Class B	3,324,800
	AUTO MANUFACTURERS 1.8%
27,500	Tesla, Inc.(1)	7,294,375
	ENTERTAINMENT 1.3%
185,000	DraftKings, Inc. Class A(1)(2)	2,800,900
10,000	Vail Resorts, Inc.	2,156,400
		4,957,300
	INTERNET 4.3%
33,000	Alibaba Group Holding Ltd. ADR(1)	2,639,670
86,000	Amazon.com, Inc.(1)	9,718,000
3,000	Booking Holdings, Inc.(1)	4,929,630
		17,287,300
	LEISURE TIME 0.4%
235,000	Peloton Interactive, Inc. Class A(1)(2)	1,628,550
	LODGING 0.8%
26,000	Hilton Worldwide Holdings, Inc.	3,136,120
	RETAIL 4.3%
10,000	Home Depot, Inc.	2,759,400
14,000	Lululemon Athletica, Inc.(1)	3,913,840
45,000	Starbucks Corp.	3,791,700
17,000	Target Corp.	2,522,630
10,500	Ulta Beauty, Inc.(1)	4,212,495
		17,200,065
		54,828,510
CONSUMER STAPLES 1.5%
	BEVERAGES 0.6%
10,000	Constellation Brands, Inc. Class A	2,296,800
	COSMETICS/PERSONAL CARE 0.9%
17,000	Estee Lauder Cos., Inc. Class A	3,670,300
		5,967,100
ENERGY 7.1%
	OIL & GAS 7.1%
130,000	Devon Energy Corp.	7,816,900
90,000	Diamondback Energy, Inc.	10,841,400
45,000	Pioneer Natural Resources Co.	9,743,850
		28,402,150
Shares		Value
COMMON STOCKS 78.8% (continued)
FINANCIALS 10.1%
	BANKS 6.3%
300,000	Bank of America Corp.	$ 9,060,000
67,000	Citigroup, Inc.	2,791,890
19,000	Goldman Sachs Group, Inc.	5,567,950
75,000	JPMorgan Chase & Co.	7,837,500
		25,257,340
	DIVERSIFIED FINANCIALS 2.9%
55,000	Blackstone, Inc.	4,603,500
47,000	Coinbase Global, Inc. Class A(1)	3,031,030
62,000	Interactive Brokers Group, Inc. Class A	3,962,420
		11,596,950
	INTERNET 0.9%
360,000	Robinhood Markets, Inc. Class A(1)	3,636,000
		40,490,290
HEALTHCARE 8.5%
	BIOTECHNOLOGY 4.3%
460,000	Exelixis, Inc.(1)	7,212,800
245,000	Intercept Pharmaceuticals, Inc.(1)	3,417,750
23,000	Vertex Pharmaceuticals, Inc.(1)	6,659,420
		17,289,970
	HEALTHCARE PRODUCTS 1.9%
155,000	Exact Sciences Corp.(1)	5,035,950
11,000	Insulet Corp.(1)	2,523,400
		7,559,350
	PHARMACEUTICALS 2.3%
65,000	DexCom, Inc.(1)	5,235,100
26,000	Zoetis, Inc.	3,855,540
		9,090,640
		33,939,960
INDUSTRIALS 4.9%
	AIRLINES 1.3%
185,000	Delta Air Lines, Inc.(1)	5,191,100
	ELECTRICAL EQUIPMENT 0.9%
20,000	Generac Holdings, Inc.(1)	3,562,800
	INTERNET 2.7%
190,000	Lyft, Inc. Class A(1)	2,502,300
315,000	Uber Technologies, Inc.(1)	8,347,500
		10,849,800
		19,603,700
INFORMATION TECHNOLOGY 22.9%
	COMMERCIAL SERVICES 1.9%
90,000	PayPal Holdings, Inc.(1)	7,746,300
	COMPUTERS 3.3%
66,000	Apple, Inc.	9,121,200
24,000	Crowdstrike Holdings, Inc. Class A(1)	3,955,440
		13,076,640
	DIVERSIFIED FINANCIALS 2.1%
47,000	Visa, Inc. Class A	8,349,550
	INTERNET 1.3%
63,000	Okta, Inc.(1)	3,582,810
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Shares		Value
COMMON STOCKS 78.8% (continued)
INFORMATION TECHNOLOGY 22.9% (continued)
	INTERNET 1.3% (continued)
54,000	Shopify, Inc. Class A(1)(2)	$ 1,454,760
		5,037,570
	SEMICONDUCTORS 6.7%
70,000	Advanced Micro Devices, Inc.(1)	4,435,200
7,000	Broadcom, Inc.	3,108,070
65,000	Micron Technology, Inc.	3,256,500
33,000	NVIDIA Corp.	4,005,870
23,000	NXP Semiconductors NV	3,392,730
77,000	QUALCOMM, Inc.	8,699,460
		26,897,830
	SOFTWARE 7.6%
10,500	Intuit, Inc.	4,066,860
31,000	Microsoft Corp.	7,219,900
35,000	Salesforce, Inc.(1)	5,034,400
8,500	ServiceNow, Inc.(1)	3,209,685
44,000	Splunk, Inc.(1)	3,308,800
45,000	Twilio, Inc. Class A(1)	3,111,300
30,000	Workday, Inc. Class A(1)	4,566,600
		30,517,545
		91,625,435
TOTAL COMMON STOCKS (Cost $348,377,674)		315,232,445

Principal Amount		Value
ASSET-BACKED SECURITIES 0.3%
$250,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31(3)	240,405
500,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25	490,144
500,000	Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, 11/25/31(3)	481,943
TOTAL ASSET-BACKED SECURITIES (Cost $1,329,521)		1,212,492
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.8%
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	97,444
350,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class A2, 3.15%, 11/25/25	335,433
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	234,823
255,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	241,662
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	238,903
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(4)	239,308
Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.8% (continued)
$ 749,668	FHLMC Multifamily Structured Pass-Through Certificates, Series K101, Class A1, 2.19%, 7/25/29	$ 686,834
538,345	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24(4)	524,762
97,587	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	92,245
149,308	GNMA, Series 2013-12, Class B, 2.06%, 11/16/52(4)	141,908
232,811	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	231,930
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48	190,897
2,588	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	2,583
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,616,915)		3,258,732
CORPORATE BONDS & NOTES 5.0%
BASIC MATERIALS 0.2%
	CHEMICALS 0.1%
200,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	199,999
175,000	Nutrien Ltd., Senior Unsecured Notes, 4.20%, 4/1/29	161,877
		361,876
	IRON/STEEL 0.1%
150,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(2)	134,251
190,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	154,888
		289,139
	MINING 0.0%
175,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30	153,400
		804,415
COMMUNICATIONS 0.4%
	INTERNET 0.1%
175,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30	141,873
175,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	163,592
		305,465
	MEDIA 0.1%
175,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	170,678
175,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	170,033
200,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26	193,569
		534,280
	TELECOMMUNICATIONS 0.2%
200,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	147,986
See Supplementary Notes to Financial Statements.

September 30, 2022

Principal Amount		Value
CORPORATE BONDS & NOTES 5.0% (continued)
COMMUNICATIONS 0.4% (continued)
	TELECOMMUNICATIONS 0.2% (continued)
$ 200,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	$ 184,109
175,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	147,684
175,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	125,259
		605,038
		1,444,783
CONSUMER, CYCLICAL 0.5%
	AUTO MANUFACTURERS 0.1%
200,000	Cummins, Inc., Senior Unsecured Notes, 1.50%, 9/1/30(2)	153,979
195,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.38%, 11/13/25	172,316
200,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.00%, 4/9/27	189,663
		515,958
	HOME BUILDERS 0.1%
200,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	199,249
187,000	PulteGroup, Inc., Guaranteed Notes, 5.00%, 1/15/27(2)	181,426
		380,675
	HOME FURNISHINGS 0.1%
200,000	Whirlpool Corp., Senior Unsecured Notes, 4.75%, 2/26/29(2)	187,455
	LODGING 0.0%
190,000	Marriott International, Inc., Senior Unsecured Notes, 5.00%, 10/15/27	183,577
	RETAIL 0.2%
175,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	164,560
200,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32(2)	154,098
175,000	Dollar General Corp., Senior Unsecured Notes, 3.50%, 4/3/30	153,433
175,000	McDonald's Corp., Senior Unsecured Notes, 4.60%, 9/9/32	167,109
200,000	O'Reilly Automotive, Inc., Senior Unsecured Notes, 3.60%, 9/1/27(2)	185,801
		825,001
		2,092,666
CONSUMER, NON-CYCLICAL 1.0%
	AGRICULTURE 0.0%
175,000	Bunge Ltd. Finance Corp., Guaranteed Notes, 3.25%, 8/15/26	160,930
	BEVERAGES 0.1%
200,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31(2)	196,571
175,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	156,831
Principal Amount		Value
CORPORATE BONDS & NOTES 5.0% (continued)
CONSUMER, NON-CYCLICAL 1.0% (continued)
	BEVERAGES 0.1% (continued)
$ 175,000	Diageo Capital PLC, Guaranteed Notes, 2.00%, 4/29/30	$ 140,170
		493,572
	BIOTECHNOLOGY 0.1%
150,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27(2)	133,247
175,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	132,393
		265,640
	COMMERCIAL SERVICES 0.1%
200,000	Global Payments, Inc., Senior Unsecured Notes, 2.90%, 5/15/30	159,390
200,000	PayPal Holdings, Inc., Senior Unsecured Notes, 2.65%, 10/1/26	183,623
		343,013
	FOOD 0.1%
200,000	Kroger Co., Senior Unsecured Notes, 2.65%, 10/15/26(2)	182,224
	HEALTHCARE PRODUCTS 0.0%
175,000	Baxter International, Inc., Senior Unsecured Notes, 1.73%, 4/1/31(2)	129,580
	HEALTHCARE SERVICES 0.2%
175,000	Centene Corp., Senior Unsecured Notes, 4.63%, 12/15/29	157,255
185,000	Elevance Health, Inc., Senior Unsecured Notes, 3.35%, 12/1/24	177,990
200,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25(2)	197,558
200,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 2.95%, 12/1/29(2)	169,940
175,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	156,100
		858,843
	PHARMACEUTICALS 0.4%
190,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	174,142
200,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30(2)	154,290
200,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.70%, 6/6/27(2)	186,204
200,000	CVS Health Corp., Senior Unsecured Notes, 1.75%, 8/21/30	152,528
190,000	Novartis Capital Corp., Guaranteed Notes, 2.75%, 8/14/50	128,355
190,000	Takeda Pharmaceutical Co. Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	134,202
175,000	Teva Pharmaceutical Finance Netherlands III BV, Guaranteed Notes, 3.15%, 10/1/26	143,587
200,000	Utah Acquisition Sub, Inc., Guaranteed Notes, 3.95%, 6/15/26	182,403
200,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25(2)	196,827
		1,452,538
		3,886,340
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 5.0% (continued)
ENERGY 0.5%
	OIL & GAS 0.2%
$ 175,000	Canadian Natural Resources Ltd., Senior Unsecured Notes, 2.05%, 7/15/25(2)	$ 159,584
185,000	EOG Resources, Inc., Senior Unsecured Notes, 4.38%, 4/15/30	176,109
190,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	178,815
150,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	150,750
150,000	TotalEnergies Capital International SA, Guaranteed Notes, 3.46%, 2/19/29	136,702
		801,960
	OIL & GAS SERVICES 0.0%
175,000	Schlumberger Finance Canada Ltd., Guaranteed Notes, 1.40%, 9/17/25	158,843
	PIPELINES 0.3%
175,000	Boardwalk Pipelines LP, Guaranteed Notes, 4.95%, 12/15/24	173,218
200,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33(2)	149,694
175,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	148,334
200,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28	187,266
175,000	Targa Resources Corp., Guaranteed Notes, 5.20%, 7/1/27	168,449
200,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 4.25%, 5/15/28	185,244
		1,012,205
		1,973,008
FINANCIAL 1.7%
	BANKS 0.8%
200,000	Bank of America Corp. MTN, Senior Unsecured Notes, (SOFR + 1.33%), 4.30%, 4/2/26(2)(4)	198,862
175,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	155,999
205,000	Citigroup, Inc., Senior Unsecured Notes, (3-month LIBOR + 0.90%), 3.35%, 4/24/25(4)	197,739
185,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	161,235
200,000	Fifth Third Bancorp, Senior Unsecured Notes, 3.65%, 1/25/24	196,311
200,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26	189,503
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26(2)	187,858
175,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3-month LIBOR + 1.38%), 3.96%, 11/15/48(4)	131,073
200,000	KeyCorp, Senior Unsecured Notes, 2.55%, 10/1/29(2)	163,368
225,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	220,225
Principal Amount		Value
CORPORATE BONDS & NOTES 5.0% (continued)
FINANCIAL 1.7% (continued)
	BANKS 0.8% (continued)
$ 200,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	$ 200,038
200,000	Morgan Stanley, Series F, Senior Unsecured Notes, 3.88%, 4/29/24	196,387
200,000	Northern Trust Corp., Senior Unsecured Notes, 1.95%, 5/1/30	158,376
200,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, (SOFR + 0.98%), 2.31%, 4/23/32(2)(4)	157,152
225,000	Royal Bank of Canada, Subordinated Notes, 4.65%, 1/27/26	218,986
200,000	Wells Fargo & Co., Senior Unsecured Notes, (SOFR + 1.32%), 3.77%, 4/25/26(4)	198,978
150,000	Zions Bancorp NA, Subordinated Notes, 3.25%, 10/29/29	123,163
		3,055,253
	DIVERSIFIED FINANCIALS 0.3%
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26(2)	149,710
200,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	177,281
175,000	Ally Financial, Inc., Senior Unsecured Notes, 4.75%, 6/9/27(2)	161,523
200,000	American Express Co., Senior Unsecured Notes, (SOFR + 0.72%), 3.31%, 5/3/24(4)	199,335
200,000	Charles Schwab Corp., Senior Unsecured Notes, (SOFR + 1.05%), 3.86%, 3/3/27(4)	198,531
185,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	180,419
200,000	Synchrony Financial, Senior Unsecured Notes, 4.25%, 8/15/24	195,062
175,000	Visa, Inc., Senior Unsecured Notes, 2.05%, 4/15/30	144,565
		1,406,426
	INSURANCE 0.2%
200,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	179,924
190,000	Allstate Corp., Senior Unsecured Notes, 1.45%, 12/15/30	143,441
175,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	171,712
175,000	Hartford Financial Services Group, Inc., Senior Unsecured Notes, 2.80%, 8/19/29	147,577
200,000	Prudential Financial, Inc., Junior Subordinated Notes, (3-month LIBOR + 2.67%), 5.70%, 9/15/48(2)(4)	186,750
		829,404
	REITS 0.4%
200,000	AvalonBay Communities, Inc., Senior Unsecured Notes, 2.45%, 1/15/31	163,077
175,000	Crown Castle, Inc., Senior Unsecured Notes, 3.80%, 2/15/28	158,425
200,000	Digital Realty Trust LP, Guaranteed Notes, 3.60%, 7/1/29(2)	175,251
See Supplementary Notes to Financial Statements.

September 30, 2022

Principal Amount		Value
CORPORATE BONDS & NOTES 5.0% (continued)
FINANCIAL 1.7% (continued)
	REITS 0.4% (continued)
$ 200,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31(2)	$ 154,011
200,000	Essex Portfolio LP, Guaranteed Notes, 3.00%, 1/15/30	166,056
200,000	Kimco Realty Corp., Senior Unsecured Notes, 2.25%, 12/1/31(2)	149,960
200,000	Life Storage LP, Guaranteed Notes, 2.20%, 10/15/30	151,970
200,000	Prologis LP, Senior Unsecured Notes, 2.25%, 4/15/30	163,298
175,000	Sabra Health Care LP, Guaranteed Notes, 3.90%, 10/15/29	142,747
175,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28(2)	162,751
		1,587,546
		6,878,629
INDUSTRIAL 0.4%
	AEROSPACE/DEFENSE 0.1%
200,000	L3Harris Technologies, Inc., Senior Unsecured Notes, 4.40%, 6/15/28	188,006
175,000	Raytheon Technologies Corp., Senior Unsecured Notes, 4.13%, 11/16/28	163,598
170,000	Teledyne Technologies, Inc., Senior Unsecured Notes, 1.60%, 4/1/26	148,101
		499,705
	BUILDING MATERIALS 0.1%
200,000	Masco Corp., Senior Unsecured Notes, 2.00%, 10/1/30	150,534
200,000	Vulcan Materials Co., Senior Unsecured Notes, 3.50%, 6/1/30	171,005
		321,539
	ELECTRONICS 0.1%
175,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	135,522
200,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	195,405
		330,927
	MACHINERY - DIVERSIFIED 0.0%
200,000	John Deere Capital Corp., Senior Unsecured Notes, 2.45%, 1/9/30	168,749
	MISCELLANEOUS MANUFACTURERS 0.1%
200,000	Trane Technologies Luxembourg Finance SA, Guaranteed Notes, 3.80%, 3/21/29	179,581
	TRANSPORTATION 0.0%
175,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49	123,004
		1,623,505
TECHNOLOGY 0.3%
	COMPUTERS 0.1%
190,000	Dell International LLC / EMC Corp., Senior Unsecured Notes, 4.90%, 10/1/26	183,104
Principal Amount		Value
CORPORATE BONDS & NOTES 5.0% (continued)
TECHNOLOGY 0.3% (continued)
	COMPUTERS 0.1% (continued)
$ 175,000	NetApp, Inc., Senior Unsecured Notes, 1.88%, 6/22/25	$ 159,826
		342,930
	SEMICONDUCTORS 0.1%
175,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41(2)	123,759
200,000	KLA Corp., Senior Unsecured Notes, 4.10%, 3/15/29(2)	189,973
175,000	Xilinx, Inc., Guaranteed Notes, 2.38%, 6/1/30	144,271
		458,003
	SOFTWARE 0.1%
175,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30	145,651
175,000	Electronic Arts, Inc., Senior Unsecured Notes, 4.80%, 3/1/26	173,757
		319,408
		1,120,341
UTILITIES 0.0%
	ELECTRIC 0.0%
175,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32	158,182
TOTAL CORPORATE BONDS & NOTES (Cost $23,174,359)		19,981,869
LONG-TERM MUNICIPAL SECURITIES 0.2%
	CALIFORNIA 0.0%
150,000	City of Pasadena CA, Refunding Revenue Bonds, Series B, 2.77%, 5/1/34	118,079
100,000	San Marcos California Unified School District, Refunding Revenue Bonds, 3.17%, 8/1/38	75,663
		193,742
	MASSACHUSETTS 0.0%
275,000	Massachusetts Water Resources Authority, Green Bonds, Refunding Revenue Bonds, Series F, 3.10%, 8/1/39	217,162
	NEW YORK 0.1%
250,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, Series E-2, 3.00%, 2/1/26	236,579
	TEXAS 0.1%
175,000	City of Houston TX Combined Utility System Revenue, Refunding Revenue Bonds, Series D, 1.97%, 11/15/34	125,401
250,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	217,870
		343,271
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,223,434)		990,754
RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.2%
1,750,000	Fannie Mae, 4.00%, 10/1/52	1,624,219
500,000	Fannie Mae, 4.50%, 10/1/52	476,406
2,700,000	Fannie Mae, 5.50%, 10/1/52	2,686,099
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.2% (continued)
$ 80,930	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	$ 74,982
6,942	FHLMC Gold PC Pool #A47613, 5.00%, 11/1/35	6,970
89,031	FHLMC Gold Pool #C09027, 3.00%, 2/1/43	79,930
901,094	FHLMC Pool #QD2419, 3.00%, 12/1/51	797,620
192,726	FHLMC Pool #RA6817, 2.50%, 2/1/52	162,594
484,512	FHLMC Pool #SD8093, 3.50%, 9/1/50	439,623
1,169,446	FHLMC Pool #SD8108, 3.00%, 11/1/50	1,025,389
335	FNMA Pool #AH3226, 5.00%, 2/1/41	338
116,730	FNMA Pool #AL0657, 5.00%, 8/1/41	117,797
101,373	FNMA Pool #AQ1853, 3.00%, 11/1/42	90,998
114,589	FNMA Pool #AU5409, 3.00%, 8/1/43	102,322
585,437	FNMA Pool #CA5540, 3.00%, 4/1/50	514,781
167,572	FNMA Pool #FM2202, 4.00%, 12/1/48	158,457
372,014	FNMA Pool #FM4140, 2.50%, 9/1/50	315,802
125,500	FNMA Pool #FM9760, 3.50%, 11/1/51	113,278
154,947	FNMA Pool #FM9834, 3.50%, 6/1/49	141,040
1,320,750	FNMA Pool #MA4159, 2.50%, 10/1/50	1,119,604
198,353	FNMA Pool #MA4222, 3.50%, 12/1/50	180,131
45,617	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	43,301
1,424,945	GNMA, Series 2021-98, Class 2021-IG, IO, 3.00%, 6/20/51	216,724
55,551	GNMA II Pool #MA1521, 3.50%, 12/20/43	51,459
98,073	GNMA II Pool #MA1839, 4.00%, 4/20/44	93,064
107,866	GNMA II Pool #MA4836, 3.00%, 11/20/47	96,917
258,276	GNMA II Pool #MA7054, 3.50%, 12/20/50	237,095
1,987,690	GNMA II Pool #MA7651, 3.50%, 10/20/51	1,817,007
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $14,287,010)		12,783,947
U.S. TREASURY OBLIGATIONS 3.9%
520,000	U.S. Treasury Bonds, 4.38%, 2/15/38	553,150
150,000	U.S. Treasury Bonds, 1.13%, 5/15/40	93,750
1,307,000	U.S. Treasury Bonds, 2.75%, 8/15/42	1,062,397
2,000,000	U.S. Treasury Bonds, 3.00%, 2/15/48	1,685,547
1,438,000	U.S. Treasury Bonds, 2.25%, 8/15/49	1,052,549
150,000	U.S. Treasury Bonds, 2.88%, 5/15/52	125,813
250,000	U.S. Treasury Notes, 0.25%, 11/15/23	238,965
500,000	U.S. Treasury Notes, 2.25%, 11/15/24	479,785
2,500,000	U.S. Treasury Notes, 0.50%, 3/31/25	2,281,250
1,000,000	U.S. Treasury Notes, 3.00%, 9/30/25	965,312
200,000	U.S. Treasury Notes, 1.63%, 5/15/26	182,859
1,280,000	U.S. Treasury Notes, 0.63%, 3/31/27	1,098,600
912,000	U.S. Treasury Notes, 2.25%, 8/15/27	838,969
1,200,000	U.S. Treasury Notes, 1.25%, 3/31/28	1,035,187
1,500,000	U.S. Treasury Notes, 1.63%, 8/15/29	1,293,984
775,000	U.S. Treasury Notes, 1.50%, 2/15/30	657,933
2,250,000	U.S. Treasury Notes, 1.13%, 2/15/31	1,821,533
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,863,464)		15,467,583

Shares		Value
SHORT-TERM INVESTMENTS 10.5%
	MONEY MARKET FUNDS 10.5%
35,996,048	State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.94%(5)	$ 35,996,048
6,038,855	State Street Navigator Securities Lending Government Money Market Portfolio(6)	6,038,855
		42,034,903
TOTAL SHORT-TERM INVESTMENTS (Cost $42,034,903)		42,034,903
TOTAL INVESTMENTS IN SECURITIES 102.7% (Cost $451,907,280)		$410,962,725
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (2.7)%		(10,861,501)
NET ASSETS(7) 100.0%		$400,101,224

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of September 30, 2022, the market value of the securities on loan was $10,032,869.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)
Floating or variable rate security. The rate disclosed is
the rate in effect as of September 30, 2022. The
information in parentheses represents the benchmark
and reference rate for each relevant security and the rate
adjusts based upon the reference rate and spread. The
security may be further subject to interest rate floor and
caps. For securities which do not indicate a reference rate
and spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(5)	Rate reflects 7 day yield as of September 30, 2022.
(6)
Securities with an aggregate market value of
$10,032,869 were out on loan in exchange for
$6,038,855 of cash collateral as of September 30, 2022.
The collateral was invested in a cash collateral
reinvestment vehicle.

(7)
For federal income tax purposes, the aggregate cost was
$451,907,280, aggregate gross unrealized appreciation
was $59,198,072, aggregate gross unrealized
depreciation was $100,142,627 and the net unrealized
depreciation was $40,944,555.

ADR	American Depositary Receipt.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices are in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in the markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2022:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$315,232,445	$—	$—	$315,232,445
Asset-Backed Securities	—	1,212,492	—	1,212,492
Commercial Mortgage-Backed Securities	—	3,258,732	—	3,258,732
Corporate Bonds & Notes*	—	19,981,869	—	19,981,869
Long-Term Municipal Securities*	—	990,754	—	990,754
Residential Mortgage-Backed Securities	—	12,783,947	—	12,783,947
U.S. Treasury Obligations	—	15,467,583	—	15,467,583
Short-Term Investments	42,034,903	—	—	42,034,903
Total Investments in Securities	$357,267,348	$53,695,377	$—	$410,962,725

*	See Schedule of Investments for further breakdown by category.
An investments asset or liability level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended September 30, 2022, there were no Level 3 investments.